Segments - Schedule of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Gross premiums written	$ 797.5	$ 741.9	$ 3,739.4	$ 3,449.4
Net premiums written	504.2	467.9	2,229.5	1,915.9
Net premiums earned	599.8	634.5	1,740.8	1,623.6
Losses and loss adjustment expenses	(180.7)	(237.8)	(906.6)	(642.8)
Policy acquisition expenses	(266.4)	(294.0)	(752.3)	(724.2)
General and administrative expenses	(27.2)	(22.7)	(71.5)	(70.7)
Underwriting income	125.5	80.0	10.4	185.9
Net investment income	45.9	52.1	140.0	139.1
Net realized and unrealized investment gains (losses)	6.2	(0.5)	18.8	(16.5)
Corporate and other expenses			(1.2)	(1.6)
Net foreign exchange gains (losses)	(1.7)	(4.8)	(2.2)	(4.9)
Financing costs	(15.1)	(8.9)	(33.1)	(26.1)
Income before income taxes	160.8	117.9	132.7	275.9
Income tax expense	(30.3)	(17.3)	(25.0)	(40.4)
Net income	130.5	100.6	107.7	235.5
Losses and loss adjustment expenses incurred - current year	(196.7)	(247.9)	(874.2)	(788.5)
Losses and loss adjustment expenses incurred - prior accident years	16.0	10.1	(32.4)	145.7
Losses and loss adjustment expenses incurred - total	$ (180.7)	$ (237.8)	$ (906.6)	$ (642.8)
Underwriting Ratios
Loss ratio - current year	32.80%	39.10%	50.20%	48.60%
Loss ratio - prior accident years	(2.70%)	(1.60%)	1.90%	(9.00%)
Loss ratio - total	30.10%	37.50%	52.10%	39.60%
Policy acquisition expense ratio	29.90%	31.00%	29.70%	29.30%
Underwriting ratio	60.00%	68.50%	81.80%	68.90%
The Fidelis Partnership commissions ratio	14.50%	15.30%	13.60%	15.30%
General and administrative expense ratio	4.50%	3.60%	4.10%	4.40%
Combined ratio	79.00%	87.40%	99.50%	88.60%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0	0.0
Policy acquisition expenses	(87.1)	(97.3)	(236.1)	(249.0)
General and administrative expenses	(27.2)	(22.7)	(71.5)	(70.7)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0	0.0
Insurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			(103.2)	96.7
Insurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	605.8	582.5	2,775.1	2,616.6
Net premiums written	388.5	392.8	1,743.6	1,525.4
Net premiums earned	456.5	475.9	1,427.3	1,359.5
Losses and loss adjustment expenses	(177.0)	(201.7)	(750.2)	(621.4)
Policy acquisition expenses	(137.2)	(159.5)	(434.3)	(414.1)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	142.3	114.7	242.8	324.0
Losses and loss adjustment expenses incurred - current year	(179.7)	(198.8)	(647.0)	(718.1)
Losses and loss adjustment expenses incurred - prior accident years	2.7	(2.9)	(103.2)	96.7
Losses and loss adjustment expenses incurred - total	$ (177.0)	$ (201.7)	$ (750.2)	$ (621.4)
Underwriting Ratios
Loss ratio - current year	39.40%	41.80%	45.40%	52.80%
Loss ratio - prior accident years	(0.60%)	0.60%	7.20%	(7.10%)
Loss ratio - total	38.80%	42.40%	52.60%	45.70%
Policy acquisition expense ratio	30.10%	33.50%	30.40%	30.50%
Underwriting ratio	68.90%	75.90%	83.00%	76.20%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 70.8	$ 49.0
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	$ 191.7	$ 159.4	964.3	832.8
Net premiums written	115.7	75.1	485.9	390.5
Net premiums earned	143.3	158.6	313.5	264.1
Losses and loss adjustment expenses	(3.7)	(36.1)	(156.4)	(21.4)
Policy acquisition expenses	(42.1)	(37.2)	(81.9)	(61.1)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	97.5	85.3	75.2	181.6
Losses and loss adjustment expenses incurred - current year	(17.0)	(49.1)	(227.2)	(70.4)
Losses and loss adjustment expenses incurred - prior accident years	13.3	13.0	70.8	49.0
Losses and loss adjustment expenses incurred - total	$ (3.7)	$ (36.1)	$ (156.4)	$ (21.4)
Underwriting Ratios
Loss ratio - current year	11.90%	31.00%	72.50%	26.70%
Loss ratio - prior accident years	(9.30%)	(8.20%)	(22.60%)	(18.60%)
Loss ratio - total	2.60%	22.80%	49.90%	8.10%
Policy acquisition expense ratio	29.40%	23.50%	26.10%	23.10%
Underwriting ratio	32.00%	46.30%	76.00%	31.20%